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						      File Number:  33-84546
                                               Filed Pursuant to Rule 497(e)
                                               of the Securities Act of 1933

                                                               November 16, 2015


      Supplement to the Prospectuses and Summary Prospectuses, each dated
                                  May 1, 2015


Portfolio                                         Prospectus
---------                                         ------------------------------
Pioneer Bond VCT Portfolio                        Class I and Class II
Pioneer Disciplined Value VCT Portfolio           Class II
Pioneer Emerging Markets VCT Portfolio            Class I and Class II
Pioneer Equity Income VCT Portfolio               Class I and Class II
Pioneer Fund VCT Portfolio                        Class I and Class II
Pioneer High Yield VCT Portfolio                  Class I and Class II
Pioneer Mid Cap Value VCT Portfolio               Class I and Class II
Pioneer Real Estate Shares VCT Portfolio          Class I and Class II
Pioneer Select Mid Cap Growth VCT Portfolio       Class I
Pioneer Strategic Income VCT Portfolio            Class I and Class II


Pioneer Investment Management, Inc. (the "Adviser"), each portfolio's investment adviser, is currently an indirect, wholly owned subsidiary of UniCredit S.p.A. ("UniCredit"). On November 11, 2015, UniCredit announced that it signed a binding master agreement with Banco Santander and affiliates of Warburg Pincus and General Atlantic (the "Private Equity Firms") with respect to Pioneer Investments ("Pioneer") and Santander Asset Management ("SAM")
(the "Transaction").

The Transaction, as previously announced by UniCredit, will establish a holding company, with the name Pioneer Investments, to be owned by UniCredit (50%) and the Private Equity Firms (50% between them). The holding company will control Pioneer's U.S. operations, including the Adviser. The holding company also will own 66.7% of Pioneer's and SAM's combined operations outside the U.S., while Banco Santander will own directly the remaining 33.3% stake. The closing of the Transaction is expected to happen in 2016, subject to certain regulatory and other approvals.

Under the Investment Company Act of 1940, completion of the Transaction will cause each portfolio's current investment advisory agreement with the Adviser to terminate. Accordingly, each portfolio's Board of Trustees will be asked to approve a new investment advisory agreement. If approved by the Board, each portfolio's new investment advisory agreement will be submitted to the shareholders of the portfolio for their approval.


                                                                   28982-00-1115
                                        (C) 2015 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC